DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED - Assets Posted as Collateral Associated with Digital Assets Borrowed (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Less: Allowance for credit loss	$ (3,489)	$ (826)
Assets posted as collateral associated with digital assets borrowed	546,756	83,395
Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
Less: Allowance for credit loss		(826)
Assets posted as collateral associated with digital assets borrowed		83,395	233,053
Digital intangible assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Assets posted as collateral — Digital assets	$ 550,245	84,221
Digital intangible assets | Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
Assets posted as collateral — Digital assets		84,221	233,053
Digital financial assets | Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
Assets posted as collateral — Digital assets		$ 0	$ 0